Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)														12 Months Ended
	Jan. 18, 2019 shares	Dec. 13, 2018 $ / shares	Sep. 27, 2018 $ / shares	Jun. 28, 2018 $ / shares	Mar. 27, 2018 $ / shares	Dec. 28, 2017 $ / shares	Sep. 29, 2017 $ / shares	Jun. 14, 2017 $ / shares	Mar. 30, 2017 $ / shares	Dec. 22, 2016 $ / shares	Sep. 29, 2016 $ / shares	Jun. 24, 2016 $ / shares	Mar. 30, 2016 $ / shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares	May 30, 2017 $ / shares
Statement of changes in equity [abstract]
Dividends paid per share (in USD per share)		$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 0.40	$ 0.40	$ 5.00
NPTI [Member]
Price per share (in USD per share)															$ 40.20
Common stock [Member]
Number of shares authorized (in shares) | shares														150,000,000	40,000,000
Common stock [Member] | NPTI [Member]
Price per share (in USD per share)																	$ 40.0
Major ordinary share transactions [Member] | Common stock [Member]
Number of shares authorized (in shares) | shares	150,000,000.0
Reverse stock split of common shares	0.10